Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	Cook & Bynum Funds Trust
Central Index Key	0001459065
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Jan. 28, 2013
The Cook & Bynum Fund | The Cook & Bynum Fund | The Cook & Bynum Fund
Risk/Return:
Trading Symbol	COBYX